Average Annual Total Returns (Vanguard Inflation-Protected Securities Fund Retail)	Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Investor Shares 1/1/2014 - 12/31/2014	Barclays U.S. Treasury Inflation Protected Securities Index Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Investor Shares 1/1/2014 - 12/31/2014	Barclays U.S. Treasury Inflation Protected Securities Index Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.83%	3.97%	2.86%	2.19%	3.64%	3.64%
Five Years	3.95%	4.06%	2.90%	2.70%	4.11%	4.11%
Ten Years	4.15%		2.86%	2.76%	4.37%
Since Inception		4.27%				4.38%